Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Columbia Select Large Cap Growth Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 24,119	$ 25,319	$ 19,138	$ 21,267	$ 22,134	$ 13,003	$ 13,589	$ 12,490	$ 10,120	$ 8,474	$ 9,424
Columbia Select Large Cap Growth Fund - Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 26,239	27,477	20,723	22,941	23,840	13,959	14,559	13,347	10,793	9,012	10,000
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 26,521	27,743	20,910	23,133	24,010	14,041	14,626	13,401	10,818	9,025	10,000
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 26,631	27,838	20,966	23,190	24,063	14,076	14,651	13,413	10,828	9,031	10,000
Columbia Select Large Cap Growth Fund - Class R [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 24,954	26,249	19,907	22,165	23,136	13,614	14,269	13,148	10,681	8,966	10,000
Columbia Select Large Cap Growth Fund - Class S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 26,239	27,477	20,723	22,941	23,840	13,959	14,559	13,347	10,793	9,012	10,000
Russell 1000®Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000®Index
Account Value	$ 31,551	29,263	22,533	24,597	21,716	13,523	14,703	13,452	11,802	10,050	10,000
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 40,883	$ 37,938	$ 27,294	$ 30,634	$ 26,643	$ 16,371	$ 16,224	$ 14,389	$ 11,867	$ 10,252	$ 10,000